Fees Summary	Jun. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,564,130
Previously Paid Amount	0.00
Total Fee Amount	906.51
Total Offset Amount	0.00
Net Fee	906.51
Narrative - Max Aggregate Offering Price	$ 6,564,130
Final Prospectus	true